Shareholders’ Equity	6 Months Ended
Jun. 30, 2023
Shareholders’ Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 21 – SHAREHOLDERS’ EQUITY

Ordinary shares

EPOW was established under the laws of the Cayman Islands on February 22, 2019. The authorized number of Ordinary Shares was 500,000,000 with par value of $0.0001 per share. On February 22, 2019, EPOW issued 999,999 new shares to the controlling shareholders and one share to Osiris International Cayman Limited at par $0.0001 per share. On August 8, 2019, EPOW issued an aggregate of 27,000,000 ordinary shares at a price of US$0.0001 per share with total consideration of US$2,800, pro-rata to the shareholders of EPOW as of such date.

On April 2, 2020, the shareholders of the Company unanimously authorize a one-for-0.88 reverse stock split of the Company’s outstanding and issued ordinary shares (the “First Reverse Stock Split”), which became effective on April 3, 2020. Any fractional ordinary share that would have otherwise resulted from the First Reverse Stock Split were rounded up to the nearest full share. The First Reverse Stock Split did not change the par value of the ordinary shares and had no effect on the number of authorized ordinary shares of the Company. As a result of the First Reverse Stock Split, 28,000,000 ordinary shares that were issued and outstanding at April 3, 2020 was reduced to 24,640,000 ordinary shares (taking into account the rounding of fractional shares).

On April 24, 2020, the shareholders of the Company unanimously authorize another one-for-0.68 reverse stock split of the Company’s issued and outstanding ordinary shares (the “Second Reverse Stock Split”), which became effective on April 24, 2020. Any fractional ordinary share that would have otherwise resulted from the Second Reverse Stock Split were rounded up to the nearest full share. The Second Reverse Stock Split did not change the par value of the ordinary shares and had no effect on the number of authorized ordinary shares of the Company. As a result of the Second Reverse Stock Split, 24,640,000 ordinary shares that were issued and outstanding at April 24, 2020 was reduced to 16,800,000 ordinary shares (taking into account the rounding of fractional shares).

On February 11, 2021, the Company closed its initial public offering (“IPO”) on Nasdaq. The Company offered 6,720,000 ordinary shares, par value $0.0001 per share, at a price of $4.00 per share and received total gross proceed of $26,880,000. Besides, the Company offered 1,008,000 ordinary shares, par value $0.0001 per share, as part of the representative of the underwriters’ over-allotment option, at a price of $4.00 per share and received total gross proceed of $4,032,000. Total net proceeding amounted to $27,504,639 after deducting underwriting discounts and other related expenses.

Share-based compensation

The Company recorded share-based compensation expenses of $1,348,581 and $nil for the six months ended June 30, 2023 and 2022, respectively. The following table sets forth the allocation of share-based compensation expenses:

	For the six months ended June 30,
	2023	2022

Cost of revenues	$4,543	$-
Selling expenses	16,396	-
General and administrative expenses	1,323,099	-
Research and development expenses	4,543	-
Total	$1,348,581	$-

The Company adopted the 2022 Stock Incentive Plan for the grant of restricted share units to employees, directors and non-employees to provide incentive for their services.

The maximum number of ordinary shares that may be delivered pursuant to compensatory awards granted to the employees, directors and non-employees under the 2022 Stock Incentive Plan should not exceed 3,679,200 ordinary shares of par value $0.0001 per share.

Restricted share units

On August 26, 2022, the Company granted 3,334,200 restricted share units to its directors and employees. 25% of the restricted share units was immediately vested on August 26, 2022. 75% of the restricted share units will be vested in three years with equal yearly installments after August 26, 2022. The grant date fair value of the restricted share units was $2.00 per share, which was the closing price of the Company’s ordinary share on NASDAQ on August 26, 2022. This grant resulted in a total share-based compensation of $6,668,400 to be recognized ratably over the requisite service period of 3 years.

A summary of the restricted shares units activities is as follows:

	Number of restricted share units outstanding	Weighted average grant date fair value	Aggregate intrinsic value

Restricted share units outstanding at January 1, 2023	2,500,650	2.00	6,826,775

Forfeited	(161,250)	2.00

Restricted share units outstanding at June 30, 2023	2,339,400	2.00	6,222,804

The Company recognized compensation expense over the requisite service period for each separately vesting portion of the award as if the award is in substance, multiple awards. The Company recorded share-based compensation expenses relating to restricted share units of $1,348,581 for the six months ended June 30, 2023. As of June 30, 2023, total unrecognized compensation expenses relating to nonvested shares were $2,267,349, which is expected to be recognized over a weighted average period of 1.55 years.

Non-controlling interest

Non-controlling interest consists of the following:

	As of June 30, 2023	As of December 31, 2022

GMB (Beijing)	$3,118	$4,313
GMB Culture	1,002	2,997
Jiagui Haifeng	-	(710)
GMB Consulting	12,781	13,270
Shidong Cloud	44,693	42,389
Sunrise Guxian	(64,330)	(39,323)
GMB Technology	(189,862)	(186,539)
Sunrise Guizhou	11,683,777	13,616,498
Total	$11,491,179	$13,452,895

Jiagui Haifeng was established by GMB Zibo and Lifeng Wang in November, 2021. 51% shares of Jiagui Haifeng was held by GMB Zibo and 49% of shares was held by Mr. Lifeng Wang. The Company disposed of Jiagui Haifeng in March 2023.

Sunrise Guizhou was established by Zhuhai (Zibo) Investment and five other companies in November, 2021. Shidong Cloud was established by GIOP BJ and Beijing Yunqianyi Information Technology Co., Ltd. (“Yunqianyi”) in December 2022. 75% shares of Shidong Cloud was held by GIOP BJ and 25% of shares was held by Yunqianyi.

Sunrise Guxian was established by Guizhou New Energy and seven other companies in April, 2022.

For the six months ended June 30, 2023, non-controlling shareholders made capital contributions of $148,078 to Sunrise Guizhou.

For the six months ended June 30, 2022, the Company made capital contributions of $52,863 to Shidong Cloud; and the non-controlling shareholders made capital contributions of $78,851 to Shidong Cloud.

For the six months ended June 30, 2022, the Company made capital contributions of $10,759,335 to Sunrise Guizhou; and the non-controlling shareholders made capital contributions of $12,326,660 to Sunrise Guizhou.

The actual capital contributions made by the Company and the non-controlling shareholders for the six months ended June 30, 2023 and 2022 had no effect on the Company’s equity percentage in its subsidiaries.

Statutory reserves

In accordance with the Regulations on Enterprises of PRC, the Company’s subsidiaries, GIOP BJ, the VIE and VIE’s subsidiaries in the PRC are required to provide for statutory reserves, which are appropriated from net profit as reported in the Company’s PRC statutory accounts. They are required to allocate 10% of their after-tax profits to fund statutory reserves until such reserves have reached 50% of their respective registered capital. These reserve funds, however, may not be distributed as cash dividends.

As of June 30, 2023 and December 31, 2022, the statutory reserves of the Company’s subsidiaries, GIOP BJ, the VIE and VIE’s subsidiaries in the PRC have not reached 50% of their respective registered capital. As of June 30, 2023 and December 31, 2022, the balances of the statutory reserves were $2,477,940 and $2,477,940, respectively.